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		             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Mar. 31, 2010
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari Center BLDG., 6F
	     -------------------------------------------------
	        1-16-15, Minami Ikebukuro, Toshima-ku
             -------------------------------------------------
                 Tokyo, 171-0022 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan            April 30, 2010
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                       18
                                                  --------------------------

Form 13F Information Table Value Total:                    $ 255,158
                                                   -------------------------
                                                          (thousands)



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                           FORM 13F INFORMATION TABLE



 COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------------------------------------------------------------------------------------

                                                     VALUE     SHRS OR  SH/PUT   INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
3M CO.                      COMMON     88579Y 10 1       485    5,800               SOLE               5,800
--------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.        COMMON     025816 10 9       392    9,500               SOLE               9,500
--------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO.      COMMON     075887 10 9       228    2,900               SOLE               2,900
--------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY,INC.     COMMON     084670 10 8   159,802    1,312               SOLE               1,312
--------------------------------------------------------------------------------------------------------------------------
COCA COLA                   COMMON     191216 10 0    22,945  417,180               SOLE             417,180
--------------------------------------------------------------------------------------------------------------------------
CONOCO PHILLIPS             COMMON     20825C 95 4     5,618  109,800               SOLE             109,800
--------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES           COMMON     22160K 10 5        90    1,500               SOLE               1,500
--------------------------------------------------------------------------------------------------------------------------
IRON MOUNTAIN INCORPORATED  COMMON    462846 10 6        575   21,000               SOLE              21,000
--------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON           COMMON     478160 10 4    20,645  316,640               SOLE             316,640
--------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS                 COMMON     50075N 10 4    17,770  587,618               SOLE             587,618
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MICROSOFT                   COMMON     594918 10 4     3,271  111,700               SOLE             111,700
--------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING CO.           COMMON     62985Q 10 1       299   12,300               SOLE              12,300
--------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE            COMMON     742718 10 9    10,675  168,720               SOLE             168,720
--------------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES INC.      COMMON     760759 10 0       232    8,000               SOLE               8,000
--------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA           COMMON     80105N 10 5     1,412   37,800               SOLE              37,800
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WAL MART STORES INC         COMMON     931142 10 3       434    7,800               SOLE               7,800
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WELLS FARGO                 COMMON     949746 10 1    10,169  326,760               SOLE             326,760
--------------------------------------------------------------------------------------------------------------------------
WESCO FINANCIAL             COMMON     950817 10 6       116      300               SOLE                 300
--------------------------------------------------------------------------------------------------------------------------

                                             TOTAL:  255,158
